Subsequent Events (Details) - USD ($)	Mar. 18, 2021	Dec. 31, 2021	Dec. 06, 2021	Sep. 30, 2021	Mar. 22, 2021	Jan. 08, 2021
Subsequent Event [Line Items]
Common stock, par value		$ 0.00001
Class G Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized		30,000,000
Common stock, par value		$ 0.00001	$ 0.00001
Common stock, Shares outstanding		6,333,333
TPG Pace Solutions
Subsequent Event [Line Items]
Common stock, shares authorized				30,000,000
Common stock, par value				$ 0.0001
Shares issued price per share						$ 10.00
Common stock, Shares outstanding				3,166,667
Unsecured non-interest bearing promissory note					$ 750,000
TPG Pace Solutions | Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured non-interest bearing promissory note					$ 750,000
TPG Pace Solutions | Forward Purchase Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of aggregate shares	5,000,000
Aggregate purchase price	$ 50,000,000
TPG Pace Solutions | Additional Forward Purchase Agreements | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of aggregate shares	10,000,000
Aggregate purchase price	$ 100,000,000
TPG Pace Solutions | Class G Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	30,000,000
Common stock, par value	$ 0.0001
Number of units sold	5,555,556
Shares issued price per share	$ 0.0001
Common stock, Shares outstanding	5,555,556
TPG Pace Solutions | Class F Ordinary Shares
Subsequent Event [Line Items]
Common stock, shares authorized				30,000,000		50,000,000
Common stock, par value						$ 0.0001
Common stock, Shares outstanding				3,167,777		20,000,000
TPG Pace Solutions | Class F Ordinary Shares | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares forfeited	17,222,222
Forfeited value	$ 0
Common stock, Shares outstanding	2,777,778